Property and Equipment - Summary of Change in Property and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	₩ 10,151	₩ 8,140	₩ 11,338
Lease	(131)	261	(64)
Acquisitions/Capital expenditure	5,397	6,904	1,949
Depreciation	(6,023)	(5,252)	(5,145)
Disposals/Disposition/Removals	0	(1)	(58)
Reclassification	0	0	0
Foreign exchange differences	301	99	120
Ending balance	9,957	10,151	8,140
Right-of- use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	6,621	5,958	8,740
Lease	(131)	261	(64)
Acquisitions/Capital expenditure	4,781	4,443	1,209
Depreciation	(4,553)	(4,116)	(3,998)
Disposals/Disposition/Removals	0	0	(45)
Reclassification	0	0	0
Foreign exchange differences	184	75	116
Ending balance	7,164	6,621	5,958
Computer and other equipment | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	1,536	1,113	1,455
Lease	0	0	0
Acquisitions/Capital expenditure	475	1,065	307
Depreciation	(650)	(656)	(657)
Disposals/Disposition/Removals	0	0	(1)
Reclassification	0	(1)	(6)
Foreign exchange differences	33	15	15
Ending balance	1,394	1,536	1,113
Furniture and fixture | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	267	338	380
Lease	0	0	0
Acquisitions/Capital expenditure	130	105	181
Depreciation	(180)	(177)	(222)
Disposals/Disposition/Removals	0	(1)	(2)
Reclassification	0	1	6
Foreign exchange differences	3	1	(5)
Ending balance	220	267	338
Construction in progress | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	1,209	0	0
Lease	0	0	0
Acquisitions/Capital expenditure	0	1,209	0
Depreciation	0	0	0
Disposals/Disposition/Removals	0	0	0
Reclassification	(1,291)	0	0
Foreign exchange differences	82	0	0
Ending balance	0	1,209	0
Vehicle | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	1	4	6
Lease	0	0	0
Acquisitions/Capital expenditure	0	0	0
Depreciation	(1)	(3)	(2)
Disposals/Disposition/Removals	0	0	0
Reclassification	0	0	0
Foreign exchange differences	0	0	0
Ending balance	0	1	4
Leasehold improvements | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	517	727	757
Lease	0	0	0
Acquisitions/Capital expenditure	11	82	252
Depreciation	(639)	(300)	(266)
Disposals/Disposition/Removals	0	0	(10)
Reclassification	1,291	0	0
Foreign exchange differences	(1)	8	(6)
Ending balance	₩ 1,179	₩ 517	₩ 727